COVER LETTER

April 26, 2019

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MML Series Investment Fund II
(1933 Act File No. 333-122804; 1940 Act File No. 811-21714)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MML Series Investment Fund II pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MML Managed Bond Fund, dated May 1, 2018, as filed under Rule 497(e) on April 11, 2019. The purpose of this filing is to submit the 497(e) filing dated April 11, 2019 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (860) 562-2130.

Very truly yours,

/s/Andrew M. Goldberg

Andrew M. Goldberg

Lead Counsel, Investment Adviser & Mutual Funds, Massachusetts Mutual Life Insurance Company

Vice President, Secretary, and Chief Legal Officer, MML Series Investment Fund II